Vessels Pushboats and Other Fixed Assets - Navios Logistics (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended		4 Months Ended		12 Months Ended	4 Months Ended	12 Months Ended		12 Months Ended	10 Months Ended	12 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Floating Drydock Facility	Dec. 31, 2011 Dry Port Facility Nueva Palmira, Uruguay	Dec. 31, 2011 Pushboats William Hank and Lonny Fugate	May 09, 2012 San San H	Dec. 31, 2011 Silo in Nueva Palmira Uruguay	Dec. 31, 2011 66 Dry Barges	May 09, 2012 Ferni H	Dec. 31, 2013 San San H and Ferni H	Dec. 31, 2011 WW Dyer	Dec. 31, 2013 Conveyor Belt	Oct. 31, 2012 Tank Barge 1	Dec. 31, 2012 Tank Barge 2	Apr. 30, 2013 Tank Barge 3	Jun. 30, 2013 Tank Barge 4	Dec. 31, 2013 36 Dry Barges	Aug. 05, 2013 36 Dry Barges	Dec. 31, 2013 Three push boats	Jun. 26, 2013 Three push boats
Property Plant And Equipment [Line Items]
Date of delivery														October 2012	December 2012	April 2013	June 2013
Total consideration paid for sale of vessel				$ 4,304		$ 10,819		$ 9,736	$ 19,836			$ 6,360		$ 1,900	$ 1,900	$ 1,900	$ 1,900		$ 19,080		$ 20,250
Cash consideration for purchase of vessel	85,699	38,357	56,059										21,773					11,448		19,767
Purchase price obligation capital lease							9,850			9,800
Payments of obligations under capital leases	1,353	1,519	1,040								1,353
Transportation and other related costs					$ 3,891				$ 17,635